Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Total	Common shares at par value	Additional paid-in capital	Treasury shares	Accumulated other comprehensive income (loss)	Retained earnings
Shareholder’s equity beginning balance at Dec. 31, 2023	$ 540,430	$ 445	$ 137,623	$ (49)	$ (20,638)	$ 423,049
Net Income	70,661					70,661
Other comprehensive income	(3,263)				(3,263)
Total comprehensive income	67,398				(3,263)	70,661
Issuance of common shares under share-based compensation plan	2,264	5	2,259
Purchase of treasury shares	(12,603)			(12,603)
Cancellation of treasury shares	0	(6)	(8,667)	8,673
Vesting of Earnout Shares	15,088	11	15,077
Dividends paid	(24,368)					(24,368)
Shareholder’s equity ending balance at Jun. 30, 2024	588,209	455	146,292	(3,979)	(23,901)	469,342
Shareholder’s equity beginning balance at Dec. 31, 2024	654,832	453	144,936	(3,677)	(18,553)	531,673
Net Income	61,446					61,446
Other comprehensive income	19,384				19,384
Total comprehensive income	80,830				19,384	61,446
Issuance of common shares under share-based compensation plan	3,593	3	3,590
Purchase of treasury shares	(35,048)			(35,048)
Cancellation of treasury shares	0	(10)	(23,159)	23,169
Dividends paid	(41,891)					(41,891)
Shareholder’s equity ending balance at Jun. 30, 2025	$ 662,316	$ 446	$ 125,367	$ (15,556)	$ 831	$ 551,228